UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-0229

Seligman Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 850-1864
Date of fiscal year end:	12/31
Date of reporting period:	6/30/06

FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.

Seligman
Growth Fund, Inc.

Mid-Year Report June 30, 2006 Seeking Long-Term Capital Appreciation

J. & W. SELIGMAN & CO. INCORPORATED ESTABLISHED 1864 100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising stocks and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	5

Understanding and
Comparing Your
Fund’s Expenses	7

Portfolio of Investments	8

Statement of
Assets and Liabilities	12

Statement of
Operations	13

Statements of
Changes in Net Assets	14

Notes to Financial
Statements	15

Financial Highlights	22

Board of Directors and
Executive Officers	28

Additional Fund
Information	29

To The Shareholders

Your mid-year shareholder report for Seligman Growth Fund, Inc. follows this letter. The report contains the Fund’s investment results, portfolio of investments, and financial statements.

For the six months ended June 30, 2006, Seligman Growth Fund posted a total return, based on the net asset value of Class A shares, of (1.22)%. During the same period, the Fund’s peers, measured by the Lipper Large-Cap Core Funds Average and the Lipper Large-Cap Growth Funds Average, returned 1.37% and (2.36)%, respectively. The Fund’s benchmark, the Russell 1000 Growth Index, returned (0.93)% for the period.

Thank you for your continued support of Seligman Growth Fund. We look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 18, 2006

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan Services
100 Park Avenue	New York, NY 10017	(212) 682-7600	Outside the United States
New York, NY 10017		(800) 622-4597	24-Hour Automated
	General Counsel		Telephone Access Service
General Distributor	Sullivan & Cromwell LLP
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Performance Overview

This section of the report is intended to help you understand the performance of Seligman Growth Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectus or statement of additional information.

Performance Overview

Investment Results

Total Returns
For Periods Ended June 30, 2006

				Average Annual

					Class C	Class I	Class R
					Since	Since	Since
	Six	One	Five	Ten	Inception	Inception	Inception
	Months*	Year	Years	Years	5/27/99	11/30/01	4/30/03

Class A

With Sales Charge	(5.81)%	—%	(4.42)%	2.97%	n/a	n/a	n/a

Without Sales Charge	(1.22)	4.92	(3.50)	3.47	n/a	n/a	n/a

Class B

With CDSC†	(6.72)	(0.85)	(4.61)	n/a	n/a	n/a	n/a

Without CDSC	(1.81)	4.15	(4.24)	2.81 ‡	n/a	n/a	n/a

Class C

With Sales Charge and CDSC††	(3.36)	2.49	(4.36)	n/a	(3.80)%	n/a	n/a

Without Sales Charge and CDSC	(1.51)	4.47	(4.18)	n/a	(3.66)	n/a	n/a

Class D

With 1% CDSC	(2.49)	3.14	n/a	n/a	n/a	n/a	n/a

Without CDSC	(1.51)	4.14	(4.23)	2.68	n/a	n/a	n/a

Class I	(0.96)	5.36	n/a	n/a	n/a	(1.42)%	n/a

Class R

With 1% CDSC	(2.46)	3.69	n/a	n/a	n/a	n/a	n/a

Without CDSC	(1.47)	4.69	n/a	n/a	n/a	n/a	9.79%

Benchmarks

Lipper Large-Cap Core
Funds Average**	1.37	7.49	1.12	6.63	0.78	2.76	11.13

Lipper Large-Cap Growth
Funds Average**	(2.36)	5.43	(1.22)	5.49	(1.17)	0.67	9.46

Russell 1000 Growth Index**	(0.93)	6.12	(0.76)	5.42	(2.43)	0.76	10.03

See footnotes on page 4.

Performance Overview

Investment Results

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

6/30/06	$4.05	$3.26	$3.27	$3.27	$4.13	$4.02

12/31/05	4.10	3.32	3.32	3.32	4.17	4.08

6/30/05	3.86	3.13	3.13	3.14	3.92	3.84

*	Returns for periods of less than one year are not annualized.

**	The Lipper Large-Cap Core Funds Average (Lipper Average) is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($14.6 billion as of June 30, 2006). Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Lipper Large-Cap Growth Funds Average (Lipper Average) is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($14.6 billion as of June 30, 2006). Large-cap growth funds typically have an above- average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper currently classifies the Fund as a large-cap core fund. The Russell 1000 Growth Index (Russell Index) measures the performance of those Russell 1000 companies (the largest companies in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values. The Lipper Averages and the Russell Index are unmanaged and assume reinvestment of all distributions and exclude the effect of sales charges and taxes. The Russell Index also excludes the effect of fees. Investors cannot invest directly in an average or an index.

†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.

††	The CDSC is 1% for periods up to 18 months or less.

‡	Ten-year return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after investment date.

Portfolio Overview

Diversification of Net Assets
June 30, 2006

				Percent of Net Assets

				June 30,	December 31,
	Issues	Cost	Value	2006	2005

Common Stocks and Warrants:

Aerospace and Defense	3	$13,757,749	$18,307,402	4.4	4.1

Air Freight and Logistics	1	6,343,353	6,882,788	1.6	—

Automobiles	1	210,259	2,711,566	0.6	0.6

Beverages	1	11,931,740	12,920,608	3.1	3.9

Biotechnology	3	13,968,918	13,169,719	3.1	3.1

Capital Markets	1	8,867,344	8,082,872	1.9	—

Chemicals	1	4,531,862	4,144,986	1.0	4.6

Communications Equipment	3	21,965,884	22,403,386	5.3	2.5

Computers and Peripherals	3	16,852,094	15,816,224	3.8	4.0

Construction and Engineering	1	6,758,074	9,581,083	2.3	1.1

Consumer Finance	1	4,290,606	4,220,346	1.0	1.0

Diversified Financial Services	2	8,847,661	8,429,736	2.0	2.1

Diversified Telecommunication Services	1	4,401,269	4,604,639	1.1	—

Electric Utilities	1	6,147,914	6,041,029	1.4	—

Electrical Equipment	—	—	—	—	1.5

Energy Equipment and Services	2	9,788,995	12,383,280	2.9	2.1

Financials	—	—	—	—	1.0

Food and Staples Retailing	1	14,899,124	14,653,314	3.5	4.8

Food Products	1	4,222,607	4,251,618	1.0	—

Health Care Equipment and Supplies	4	18,553,490	15,844,527	3.8	4.3

Health Care Providers and Services	4	17,015,408	17,086,092	4.1	4.4

Household Products	2	13,358,456	13,245,564	3.1	3.6

Industrial Conglomerates	2	27,777,555	27,432,188	6.5	5.4

Insurance	1	8,780,543	10,039,410	2.4	6.5

Internet and Catalog Retail	—	—	—	—	0.8

Internet Software and Services	1	4,359,942	4,528,710	1.1	2.6

IT Services	—	—	—	—	1.2

Machinery	1	10,975,054	12,832,413	3.1	1.1

Media	1	9,297,200	11,155,504	2.7	2.5

Multiline Retail	2	14,985,560	17,505,058	4.2	2.0

Oil, Gas and Consumable Fuels	1	4,231,275	4,153,395	1.0	—

Pharmaceuticals	8	37,530,480	39,132,976	9.2	15.4

Road and Rail	1	4,410,611	4,430,075	1.1	—

Semiconductors and
Semiconductor Equipment	2	12,971,296	12,224,893	2.9	1.3

Software	3	27,736,155	27,376,326	6.5	3.6

Specialty Retail	2	22,179,281	21,346,927	5.1	2.9

Transportation	—	—	—	—	2.5

Wireless Telecommunication Services	1	9,297,869	9,185,137	2.2	—

	63	401,245,628	416,123,791	99.0	96.5

Short-Term Holding and
Other Assets Less Liabilities	1	4,380,344	4,380,344	1.0	3.5

Net Assets	64	$405,625,972	$420,504,135	100.0	100.0

Portfolio Overview

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

Intel*	American International Group**

ALLTEL*	Merck**

Bed Bath & Beyond	Coca-Cola**

Limited Brands*	E.I. duPont de Nemours**

Merrill Lynch*	Broadcom (Class A)**

Cisco System*	Home Depot**

Oracle*	Boeing

Deere	Comcast (Class A)**

Exelon*	Procter & Gamble

3M	Emerson Electric**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.

**	Position eliminated during the period.

Largest Portfolio Holdings†
June 30, 2006

Security	Value	Percent of Net Assets

Microsoft	$14,877,912	3.5

Wal-Mart Stores	14,653,314	3.5

General Electric	14,525,142	3.5

Kohl’s	13,331,560	3.2

Johnson & Johnson	13,311,827	3.2

PepsiCo	12,920,608	3.1

3M	12,907,046	3.1

Deere	12,832,413	3.1

Bed Bath & Beyond	11,717,410	2.8

News Corp. (Class B)	11,155,504	2.7

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

†    Excludes short-term holdings.

Largest Industries
June 30, 2006

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2006 and held for the entire six-month period ended June 30, 2006.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

				Actual	Hypothetical

	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period**	Value	During Period**
	1/1/06	Ratio*	6/30/06	1/1/06 to 6/30/06	6/30/06	1/1/06 to 6/30/06

Class A	$1,000.00	1.37%	$987.80	6.75	$1,018.00	$6.85

Class B	1,000.00	2.13	981.90	10.47	1,014.23	10.64

Class C	1,000.00	2.13	984.90	10.48	1,014.23	10.64

Class D	1,000.00	2.13	984.90	10.48	1,014.23	10.64

Class I	1,000.00	0.88	990.40	4.34	1,020.43	4.41

Class R	1,000.00	1.63	985.30	8.02	1,016.71	8.15

*	Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund's prospectus for a description of each share class and its fees, expenses and sales charges.

**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2006 to June 30, 2006, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments (unaudited)
June 30, 2006

	Shares or
	Warrants		Value

Common Stocks and Warrants 99.0%

Aerospace and Defense 4.4%

Boeing	98,100	shs.	$8,035,371

Raytheon* (exercise price of $37.50, expiring 6/16/2011)	21,399	wts.	270,697

United Technologies	157,700	shs.	10,001,334

			18,307,402

Air Freight and Logistics 1.6%

United Parcel Service (Class B)	83,600		6,882,788

Automobiles 0.6%

Harley-Davidson	49,400		2,711,566

Beverages 3.1%

PepsiCo	215,200		12,920,608

Biotechnology 3.1%

Amgen*	100,530		6,556,567

Genzyme*	43,200		2,636,928

Gilead Sciences*	67,200		3,976,224

			13,169,719

Capital Markets 1.9%

Merrill Lynch	116,200		8,082,872

Chemicals 1.0%

Dow Chemical	106,200		4,144,986

Communications Equipment 5.3%

Cisco Systems*	423,000		8,259,075

Corning*	143,600		3,473,684

QUALCOMM	266,200		10,670,627

			22,403,386

Computers and Peripherals 3.8%

Apple Computer*	69,800		3,994,654

Hewlett-Packard	241,000		7,634,880

International Business Machines	54,500		4,186,690

			15,816,224

Construction and Engineering 2.3%

Fluor	103,100		9,581,083

Consumer Finance 1.0%

American Express	79,300		4,220,346

See footnotes on page 11.

Portfolio of Investments (unaudited)
June 30, 2006

	Shares	Value

Diversified Financial Services 2.0%

Citigroup	88,900	$4,288,536

JPMorgan Chase	98,600	4,141,200

		8,429,736

Diversified Telecommunication Services 1.1%

AT&T	165,100	4,604,639

Electric Utilities 1.4%

Exelon	106,300	6,041,029

Energy Equipment and Services 2.9%

Halliburton	58,600	4,348,706

Schlumberger	123,400	8,034,574

		12,383,280

Food and Staples Retailing 3.5%

Wal-Mart Stores	304,200	14,653,314

Food Products 1.0%

General Mills	82,300	4,251,618

Health Care Equipment and Supplies 3.8%

Alcon	33,600	3,311,280

Cooper Companies	47,500	2,103,775

Medtronic	140,200	6,578,184

Zimmer Holdings*	67,900	3,851,288

		15,844,527

Health Care Providers and Services 4.1%

Cardinal Health	65,900	4,239,347

Medco Health Solutions*	73,600	4,215,808

UnitedHealth Group	94,100	4,213,798

WellPoint*	60,700	4,417,139

		17,086,092

Household Products 3.1%

Kimberly-Clark	71,000	4,380,700

Procter & Gamble	159,440	8,864,864

		13,245,564

Industrial Conglomerates 6.5%

3M	159,800	12,907,046

General Electric	440,690	14,525,142

		27,432,188

Insurance 2.4%

AFLAC	216,600	10,039,410

See footnotes on page 11.

Portfolio of Investments (unaudited)
June 30, 2006

	Shares	Value

Internet Software and Services 1.1%

Google (Class A)*	10,800	$4,528,710

Machinery 3.1%

Deere	153,700	12,832,413

Media 2.7%

News Corp. (Class B)	552,800	11,155,504

Multiline Retail 4.2%

Kohl’s*	225,500	13,331,560

Target	85,400	4,173,498

		17,505,058

Oil, Gas and Consumable Fuels 1.0%

Exxon Mobil	67,700	4,153,395

Pharmaceuticals 9.3%

Abbott Laboratories	93,900	4,094,979

Allergan	43,000	4,612,180

Johnson & Johnson	222,160	13,311,827

Eli Lilly	61,500	3,399,105

Pfizer	131,700	3,090,999

Schering-Plough	220,700	4,199,921

Sepracor*	37,100	2,120,636

Wyeth	96,900	4,303,329

		39,132,976

Road and Rail 1.0%

Burlington Northern Santa Fe	55,900	4,430,075

Semiconductors and Semiconductor Equipment 2.9%

Intel	429,600	8,138,772

Texas Instruments	134,900	4,086,121

		12,224,893

Software 6.5%

Adobe Systems*	137,900	4,194,228

Microsoft	638,400	14,877,912

Oracle*	572,900	8,304,186

		27,376,326

Specialty Retail 5.1%

Bed Bath & Beyond*	353,200	11,717,410

Limited Brands	376,300	9,629,517

		21,346,927

Wireless Telecommunication Services 2.2%

ALLTEL	143,900	9,185,137

See footnotes on page 11.

Portfolio of Investments (unaudited)
June 30, 2006

	Principal
	Amount	Value

Total Common Stocks and Warrants (Cost $401,245,628)		$416,123,791

Fixed Time Deposit 4.4%

Citibank N.A., Nassau 4.94%, 7/3/2006
(Cost $18,688,000)	$18,688,000	18,688,000

Total Investments (Cost $419,933,628) 103.4%		434,811,791

Other Assets Less Liabilities (3.4)%		(14,307,656)

Net Assets 100.0%		$420,504,135

* Non-income producing security.
See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2006

Assets:

Investments, at value:

Common stocks and warrants (cost $401,245,628)	$416,123,791

Short-term holdings (cost $18,688,000)	18,688,000

Total investments (cost $419,933,628)	434,811,791

Restricted cash	103,027

Receivable for securities sold	11,438,954

Receivable for Capital Stock sold	398,836

Receivable for dividends and interest	331,424

Investment in, and expenses prepaid to, shareholder service agent	116,947

Other	17,075

Total Assets	447,218,054

Liabilities:

Payable for securities purchased	25,308,125

Payable for Capital Stock repurchased	852,700

Management fee payable	242,504

Bank overdraft	145,064

Distribution and service (12b-1) fees payable	112,426

Accrued expenses and other	53,100

Total Liabilities	26,713,919

Net Assets	$420,504,135

Composition of Net Assets:

Capital Stock, at par ($1 par value; 500,000,000 authorized;
106,748,557 shares outstanding):

Class A	$88,791,681

Class B	5,141,432

Class C	4,851,833

Class D	5,254,015

Class I	2,690,606

Class R	18,990

Additional paid-in capital	705,635,769

Accumulated net investment loss	(80,040)

Accumulated net realized loss	(406,678,314)

Net unrealized appreciation of investments	14,878,163

Net Assets	$420,504,135

Net Asset Value Per Share:

Class A ($359,511,041 ÷ 88,791,681 shares)	$4.05

Class B ($16,786,074 ÷ 5,141,432 shares)	$3.26

Class C ($15,841,587 ÷ 4,851,833 shares)	$3.27

Class D ($17,168,798 ÷ 5,254,015 shares)	$3.27

Class I ($11,120,250 ÷ 2,690,606 shares)	$4.13

Class R ($76,385 ÷ 18,990 shares)	$4.02

See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2006

Investment Income:

Dividends (net of foreign taxes withheld of $10,119)	$2,842,902

Interest	348,460

Total Investment Income	3,191,362

Expenses:

Management fee	1,556,366

Shareholder account services	745,997

Distribution and service (12b-1) fees	737,545

Custody and related services	62,588

Registration	49,507

Auditing and legal fees	30,038

Shareholder reports and communications	25,710

Directors’ fees and expenses	8,414

Miscellaneous	22,827

Total Expenses	3,238,992

Net Investment Loss	(47,630)

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments	14,025,883

Net change in unrealized appreciation of investments	(18,812,043)

Net Loss on Investments	(4,786,160)

Decrease in Net Assets from Operations	$(4,833,790)

See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	Six Months Ended	Year Ended
	June 30, 2006	December 31, 2005

Operations:

Net investment loss	$(47,630)	$(1,254,783)

Net realized gain on investments	14,025,883	40,546,194

Net change in unrealized appreciation of investments	(18,812,043)	(15,371,708)

Increase (Decrease) in Net Assets from Operations	(4,833,790)	23,919,703

Capital Share Transactions:

Net proceeds from sales of shares	6,342,003	15,581,776

Exchanged from associated funds	4,223,540	13,236,929

Total	10,565,543	28,818,705

Cost of shares repurchased	(36,861,384)	(81,278,450)

Exchanged into associated funds	(6,843,623)	(12,648,179)

Total	(43,705,007)	(93,926,629)

Decrease in Net Assets from Capital Share Transactions	(33,139,464)	(65,107,924)

Decrease in Net Assets	(37,973,254)	(41,188,221)

Net Assets:

Beginning of period	458,477,389	499,665,610

End of Period (net of accumulated net investment
loss of $80,040 and $32,410, respectively)	$420,504,135	$458,477,389

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Growth Fund, Inc. (the “Fund”) offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans that have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of a plan termination, will be subject to a CDSC of 1% on redemptions of shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Fund’s prospectus. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

	a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value

Notes to Financial Statements (unaudited)

determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

	b.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

	c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis.

	d.	Repurchase Agreements — The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

	e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2006, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

	f.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend dates.

	g.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides for the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.70% per annum of the first $1 billion of the Fund’s average daily net assets, 0.65% per annum of the next $1 billion of the Fund’s average daily net assets and 0.60% per annum of the Fund’s average daily net assets in excess of $2 billion. The management fee reflected in the Statement of Operations represents 0.70% per annum of the Fund’s average daily net assets.

For the six months ended June 30, 2006, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received commissions and concessions of $3,437 from sales of Class A and Class C shares. Commissions of $8,929 and $893 were paid to dealers from the sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service

Notes to Financial Statements (unaudited)

organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2006, fees incurred under the Plan aggregated $461,499, or 0.24% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2006, amounted to $157.

For the six months ended June 30, 2006, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, and 0.50% per annum of average daily net assets of Class R shares, amounted to $96,547, $87,146, $92,159 and $194, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the six months ended June 30, 2006, such charges amounted to $3,667. The Distributor has sold to the Purchasers its rights to collect any CDSC imposed on redemptions of Class B shares.

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended June 30, 2006, the Distributor and Seligman Services, Inc. received distribution and service fees of $156,376.

For the six months ended June 30, 2006, Seligman Data Corp., which is owned by the Fund and certain associated investment companies, charged the Fund at cost $745,997 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of June 30, 2006, the Fund’s potential obligation under the Guaranties is $141,900. As of June 30, 2006, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Notes to Financial Statements (unaudited)

	The Fund’s investment in Seligman Data Corp. is recorded at a cost of $43,170.

	Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

	The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The accumulated balance at December 31, 2005 of $32,410 was paid to the participating director in January 2006. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. As of June 30, 2006, no directors were participating in the deferred compensation arrangement.

4.	Committed Line of Credit — The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2007, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2006, the Fund did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 2006, amounted to $382,422,768 and $403,161,336, respectively.

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

	At June 30, 2006, the cost of investments for federal income tax purposes was $421,678,311. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $1,744,683.

	At June 30, 2006, the tax basis components of accumulated earnings (losses) were as follows:

	Gross unrealized appreciation of portfolio securities	$ 27,707,202

	Gross unrealized depreciation of portfolio securities	(14,573,722)

	Net unrealized appreciation of portfolio securities	13,133,480

	Capital loss carryforward	(417,906,636)

	Current period net realized gain	12,973,005

	Total accumulated losses	$ (391,800,151)

	At December 31, 2005, the Fund had a net capital loss carryforward for federal income tax purposes of $417,906,636. This capital loss is available for offset against future taxable net capital gains, with $183,771,930 expiring in 2009 and $234,134,706 expiring in 2010. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as deferral of losses on wash sales. Accordingly, no capital gain distributions are expected to be paid to shareholders

Notes to Financial Statements (unaudited)

	until net capital gains have been realized in excess of the available capital loss carryforward. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

7.	Capital Share Transactions — The Fund has authorized 500,000,000 shares of $1 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

		Six Months Ended		Year Ended
		June 30, 2006		December 31, 2005

	Class A	Shares	Amount	Shares	Amount

	Net proceeds from sales of shares	690,595	$2,878,653	2,247,388	$8,744,180

	Exchanged from associated funds	544,767	2,295,209	1,723,679	6,731,143

	Converted from Class B*	346,146	1,436,607	763,113	2,999,737

	Total	1,581,508	6,610,469	4,734,180	18,475,060

	Cost of shares repurchased	(6,868,642)	(28,495,355)	(15,592,306)	(60,988,135)

	Exchanged into associated funds	(906,031)	(3,755,339)	(1,739,511)	(6,707,992)

	Total	(7,774,673)	(32,250,694)	(17,331,817)	(67,696,127)

	Decrease	(6,193,165)	$(25,640,225)	(12,597,637)	$(49,221,067)

	Class B	Shares	Amount	Shares	Amount

	Net proceeds from sales of shares	172,954	$580,869	380,778	$1,203,838

	Exchanged from associated funds	334,385	1,146,024	1,174,369	3,722,915

	Total	507,339	1,726,893	1,555,147	4,926,753

	Cost of shares repurchased	(767,395)	(2,574,289)	(2,110,225)	(6,671,360)

	Exchanged into associated funds	(664,162)	(2,228,009)	(1,345,811)	(4,198,159)

	Converted to Class A*	(428,377)	(1,436,607)	(940,062)	(2,999,737)

	Total	(1,859,934)	(6,238,905)	(4,396,098)	(13,869,256)

	Decrease	(1,352,595)	$(4,512,012)	(2,840,951)	$(8,942,503)

	Class C	Shares	Amount	Shares	Amount

	Net proceeds from sales of shares	92,736	$312,022	293,762	$936,292

	Exchanged from associated funds	37,312	126,519	180,750	592,294

	Total	130,048	438,541	474,512	1,528,586

	Cost of shares repurchased	(824,232)	(2,773,084)	(1,945,721)	(6,161,569)

	Exchanged into associated funds	(83,127)	(276,758)	(252,453)	(798,805)

	Total	(907,359)	(3,049,842)	(2,198,174)	(6,960,374)

	Decrease	(777,311)	$(2,611,301)	(1,723,662)	$(5,431,788)

	Class D	Shares	Amount	Shares	Amount

	Net proceeds from sales of shares	402,535	$1,353,425	851,217	$2,699,804

	Exchanged from associated funds	194,198	655,421	684,486	2,190,075

	Total	596,733	2,008,846	1,535,703	4,889,879

	Cost of shares repurchased	(826,226)	(2,777,024)	(1,942,960)	(6,139,844)

	Exchanged into associated funds	(173,303)	(577,741)	(295,578)	(941,825)

	Total	(999,529)	(3,354,765)	(2,238,538)	(7,081,669)

	Decrease	(402,796)	$(1,345,919)	(702,835)	$(2,191,790)

	Class I	Shares	Amount	Shares	Amount

	Net proceeds from sales of shares	283,692	$1,203,893	496,266	$1,983,936

	Cost of shares repurchased	(56,690)	(241,632)	(327,840)	(1,317,542)

	Increase	227,002	$962,261	168,426	$666,394

* Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	3,174	$13,141	3,535	$13,726

Exchanged from associated funds	88	367	132	502

Total	3,262	13,508	3,667	14,228

Exchanged into associated funds	(1,429)	(5,776)	(371)	(1,398)

Increase	1,833	$7,732	3,296	$12,830

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was Seligman Growth Fund).

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman

Notes to Financial Statements (unaudited)

Funds is and has been misleading. Seligman believes any such action would be without merit. Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.	Recently Issued Accounting Pronouncement — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes and are not annualized for periods of less than one year.

CLASS A

	Six Months	Year Ended December 31,
	Ended
	6/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.10	$3.88	$3.67	$2.80	$4.38	$5.70

Income (Loss) from Investment
Operations:

Net investment income (loss)	— **	(0.01)	— **	(0.01)	(0.02)	(0.02)

Net realized and unrealized gain
(loss) on investments	(0.05)	0.23	0.21	0.88	(1.56)	(1.10)

Total from Investment Operations	(0.05)	0.22	0.21	0.87	(1.58)	(1.12)

Less Distributions:

Distributions from net realized
capital gain	—	—	—	—	—	(0.20)

Total Distributions	—	—	—	—	—	(0.20)

Net Asset Value, End of Period	$4.05	$4.10	$3.88	$3.67	$2.80	$4.38

Total Return	(1.22)%	5.67%	5.72%	31.07%	(36.07)%	(19.33)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$359,511	$389,154	$417,597	$444,920	$381,195	$673,975

Ratio of expenses to average net assets	1.37%†	1.38%	1.36%	1.40%	1.41%	1.24%

Ratio of net investment income
(loss) to average net assets	0.07%†	(0.17)%	0.09%	(0.30)%	(0.59)%	(0.44)%

Portfolio turnover rate	87.90%	132.59%	93.99%	60.25%	82.34%	148.57%

See footnotes on page 27.

Financial Highlights (unaudited)

CLASS B

	Six Months		Year Ended December 31,
	Ended
	6/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$3.32	$3.17	$3.02	$2.32	$3.66	$4.84

Income (Loss) from Investment
Operations:

Net investment loss	(0.01)	(0.03)	(0.02)	(0.03)	(0.04)	(0.05)

Net realized and unrealized gain
(loss) on investments	(0.05)	0.18	0.17	0.73	(1.30)	(0.93)

Total from Investment Operations	(0.06)	0.15	0.15	0.70	(1.34)	(0.98)

Less Distributions:

Distributions from net realized
capital gain	—	—	—	—	—	(0.20)

Total Distributions	—	—	—	—	—	(0.20)

Net Asset Value, End of Period	$3.26	$3.32	$3.17	$3.02	$2.32	$3.66

Total Return	(1.81)%	4.73%	4.97%	30.17%	(36.61)%	(19.88)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$16,786	$21,533	$29,554	$35,657	$30,642	$62,233

Ratio of expenses to average net assets	2.13%†	2.14%	2.12%	2.16%	2.17%	2.00%

Ratio of net investment loss
to average net assets	(0.69)%†	(0.93)%	(0.67)%	(1.06)%	(1.35)%	(1.20)%

Portfolio turnover rate	87.90%	132.59%	93.99%	60.25%	82.34%	148.57%

See footnotes on page 27.

Financial Highlights (unaudited)

CLASS C

	Six Months		Year Ended December 31,
	Ended
	6/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	3.32	$3.17	$3.02	$2.32	$3.66	$4.84

Income (Loss) from Investment
Operations:

Net investment loss	(0.01)	(0.03)	(0.02)	(0.03)	(0.04)	(0.05)

Net realized and unrealized gain
(loss) on investments	(0.04)	0.18	0.17	0.73	(1.30)	(0.93)

Total from Investment Operations	(0.05)	0.15	0.15	0.70	(1.34)	(0.98)

Less Distributions:

Distributions from net realized
capital gain	—	—	—	—	—	(0.20)

Total Distributions	—	—	—	—	—	(0.20)

Net Asset Value, End of Period	$3.27	$3.32	$3.17	$3.02	$2.32	$3.66

Total Return	(1.51)%	4.73%	4.97%	30.17%	(36.61)%	(19.88)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$15,842	$18,668	$23,281	$27,539	$25,184	$54,935

Ratio of expenses to average net assets	2.13%†	2.14%	2.12%	2.16%	2.17%	2.00%

Ratio of net investment loss
to average net assets	(0.69)%†	(0.93)%	(0.67)%	(1.06)%	(1.35)%	(1.20)%

Portfolio turnover rate	87.90%	132.59%	93.99%	60.25%	82.34%	148.57%

See footnotes on page 27.

Financial Highlights (unaudited)

CLASS D

	Six Months		Year Ended December 31,
	Ended
	6/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$3.32	$3.17	$3.02	$2.32	$3.66	$4.84

Income (Loss) from Investment
Operations:

Net investment loss	(0.01)	(0.03)	(0.02)	(0.03)	(0.04)	(0.05)

Net realized and unrealized gain
(loss) on investments	(0.04)	0.18	0.17	0.73	(1.30)	(0.93)

Total from Investment Operations	(0.05)	0.15	0.15	0.70	(1.34)	(0.98)

Less Distributions:

Distributions from net realized
capital gain	—	—	—	—	—	(0.20)

Total Distributions	—	—	—	—	—	(0.20)

Net Asset Value, End of Period	$3.27	$3.32	$3.17	$3.02	$2.32	$3.66

Total Return	(1.51)%	4.73%	4.97%	30.17%	(36.61)%	(19.88)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$17,169	$18,775	$20,153	$21,911	$17,647	$35,595

Ratio of expenses to average net assets	2.13%†	2.14%	2.12%	2.16%	2.17%	2.00%

Ratio of net investment loss
to average net assets	(0.69)%†	(0.93)%	(0.67)%	(1.06)%	(1.35)%	(1.20)%

Portfolio turnover rate	87.90%	132.59%	93.99%	60.25%	82.34%	148.57%

See footnotes on page 27.

Financial Highlights (unaudited)

CLASS I

	Six Months	Year Ended December 31,				11/30/01*
	Ended					to
	6/30/06	2005	2004	2003	2002	12/31/01

Per Share Data:

Net Asset Value, Beginning of Period	$4.17	$3.93	$3.70	$2.81	$4.38	$4.41

Income (Loss) from Investment
Operations:

Net investment income (loss)	0.01	0.01	0.02	— **	— **	—	**

Net realized and unrealized gain (loss)
on investments	(0.05)	0.23	0.21	0.89	(1.57)	(0.03)

Total from Investment Operations	(0.04)	0.24	0.23	0.89	(1.57)	(0.03)

Net Asset Value, End of Period	$4.13	$4.17	$3.93	$3.70	$2.81	$4.38

Total Return	(0.96)%	6.11%	6.22%	31.67%	(35.84)%	(0.68)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$11,120	$10,278	$9,026	$6,862	$3,986	$115

Ratio of expenses to average net assets	0.88%†	0.88%	0.88%	0.96%	0.98%	0.64	%†

Ratio of net investment income (loss)
to average net assets	0.56%†	0.33%	0.58%	0.14%	(0.16)%	0.49	%†

Portfolio turnover rate	87.90%	132.59%	93.99%	60.25%	82.34%	148.57	%††

Without expense reimbursement:ø

Ratio of expenses to average net assets					1.02%	1.37	%†

Ratio of net investment loss to average
net assets					(0.20)%	(0.24	)%†

See footnotes on page 27.

Financial Highlights (unaudited)

CLASS R

		Year Ended
	Six Months	December 31,		4/30/03*
	Ended			to
	6/30/06	2005	2004	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$4.08	$3.87	$3.67	$2.99

Income (Loss) from Investment Operations:

Net investment loss	— **	(0.02)	(0.01)	(0.01)

Net realized and unrealized gain (loss) on investments	(0.06)	0.23	0.21	0.69

Total from Investment Operations	(0.06)	0.21	0.20	0.68

Net Asset Value, End of Period	$4.02	$4.08	$3.87	$3.67

Total Return	(1.47)%	5.43%	5.45%	22.74%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$76	$70	$54	$2

Ratio of expenses to average net assets	1.63%†	1.64%	1.62%	1.62%†

Ratio of net investment loss to average net assets	(0.19)%†	(0.43)%	(0.17)%	(0.51)%†

Portfolio turnover rate	87.90%	132.59%	93.99%	60.25%‡

*	Commencement of offering of shares.
**	Less than + or - $0.005.
†	Annualized.
††	For the year ended December 31, 2001.
‡	For the year ended December 31, 2003.
ø	The Manager, at its discretion, reimbursed certain expenses of Class I shares.
See Notes to Financial Statements.

Board of Directors

John R. Galvin 1, 3		Robert L. Shafer 2, 3

•	Dean Emeritus, Fletcher School of Law	•		Ambassador and Permanent Observer of the
	and Diplomacy at Tufts University			Sovereign Military Order of Malta to the
•	Chairman Emeritus, American Council			United Nations
on Germany
James N. Whitson 1, 3
Frank A. McPherson 2, 3
		•		Retired Executive Vice President and Chief
•	Retired Chairman of the Board and Chief			Operating Officer, Sammons Enterprises, Inc.
	Executive Officer, Kerr-McGee Corporation	•		Director, CommScope, Inc.
•	Director, DCP Midstream GP, LLP, Integris
	Health, Oklahoma Chapter of the Nature	Brian T. Zino
Conservancy, Oklahoma Medical Research
	Foundation, Boys and Girls Clubs of Oklahoma,	•		Director and President,
	Oklahoma City Public Schools Foundation and			J. & W. Seligman & Co. Incorporated
	Oklahoma Foundation for Excellence in	•		Chairman, Seligman Data Corp.
	Education	•		Director, ICI Mutual Insurance Company,
Seligman Advisors, Inc. and Seligman
Betsy S. Michel 1, 3				Services, Inc.
		•		Member of the Board of Governors,
•	Trustee, The Geraldine R. Dodge Foundation			Investment Company Institute

William C. Morris

•	Chairman, J. & W. Seligman & Co. Incorporated,
	Carbo Ceramics Inc., Seligman Advisors, Inc.		Member:	1 Audit Committee
	and Seligman Services, Inc.			2 Director Nominating Committee
•	Director, Seligman Data Corp.			3 Board Operations Committee
•	President and Chief Executive Officer,
The Metropolitan Opera Association

Leroy C. Richie 1, 3

•	Counsel, Lewis & Munday, P.C.
•	Chairman and Chief Executive Officer,			It is with deep sorrow that we
	Q Standards Worldwide, Inc.			mourn the recent death of Alice
•	Director, Kerr-McGee Corporation, Infinity, Inc.			Stone Ilchman, a respected member
	and Vibration Control Technologies, LLC			since 1990 of the Boards of the
•	Lead Outside Director, Digital Ally Inc.			Seligman investment companies.
•	Director and Chairman, Highland Park Michigan
Economic Development Corp.
•	Chairman, Detroit Public Schools Foundation

Executive Officers

William C. Morris				Marion S. Schultheis

Chairman				Vice President

Brian T. Zino				Lawrence P. Vogel

President and Chief Executive Officer				Vice President and Treasurer

Eleanor T. M. Hoagland				Frank J. Nasta

Vice President and Chief Compliance Officer				Secretary

Thomas G. Rose

Vice President

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Fund’s prospectus or statement of additional information.

Go paperless — sign up for E-Delivery at www.seligman .com

This report is intended only for the information of
shareholders or those who have received the offering
prospectus covering shares of Capital Stock of
Seligman Growth Fund, Inc., which contains information
about the investment objectives, risks, charges and
expenses of the Fund, each of which should be considered
carefully before investing or sending money.

EQGR3 6/06

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Not applicable.

	(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(3)	Not applicable.

	(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 30, 2006

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 30, 2006

SELIGMAN GROWTH FUND, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.